Statement of Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Appropriation of Retained Earnings [Abstract]
Unappropriated retained earnings carried over from prior years	₩ 0	₩ 0
Net income	1,506,852	4,261,986
Remeasurements of defined benefit plans	72,723	(4,328)
Retained earnings before appropriations	1,579,575	4,257,658
Transfer from voluntary reserves	0	0
Subtotal (Ⅰ+Ⅱ)	1,579,575	4,257,658
Appropriations of retained earnings	(1,579,575)	(4,257,658)
Legal reserve	0	0
Dividends (government, individual) Amount of dividends per share (%) : Current year – W790 (16%) Prior year – W1,980 (40%)	(507,152)	(1,271,089)
Reserve for business expansion	(1,072,423)	(2,986,569)
Unappropriated retained earnings to be carried over to subsequent year	₩ 0	₩ 0